Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Bankers Healthcare Group LLC (the “Company”)

Credit Suisse Securities (USA) LLC

(together, the “Specified Parties”)

Re: BHG Securitization Trust 2021-A – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company in an electronic data file entitled “BHG 2021-A KPMG AUP tape 04082021.xlsx” (the “Data File”), provided by the Company on April 8, 2021, containing information related to 3,803 small business loans and unsecured consumer loans (the “Loans”) as of the close of business on March 31, 2021 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by BHG Securitization Trust 2021-A. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts, number of months, and percentages were within $1.00, 0.1 months, and 0.1%, respectively.

•	The term “Source Documents” means the following information provided by the Company:

•	Loan Agreement

•	Promissory Note

•	An electronic data file entitled “BHG Asset System Data.xlsx” provided by the Company on April 4, 2021, containing ApplicationNum, FirstPaymentDate, MaturedDate, RiskGrade, DTI,

UseOfFunds, Income, FICO, APR, YearsLicensed, BusinessStructureType, Industry, Specialty, AcquisitionChannel, DelinquencyStatus, BorrowerBalance, UCCAssignment, Lockout, IsOrganic, and Deferral for 200 small business and consumer loans generated from the Company’s asset system of record (the “Company’s Asset System”).

We were instructed by the Company to perform the following agreed-upon procedures on the Loans in the Data File:

a.

We were instructed by the Company to randomly select a sample of 160 Loans from the Data File with a Collateral Flag of “Balance Sheet” and 40 Loans with a Collateral Flag of “Warehouse” (together, the “Sample Loans”). A listing of the Sample Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Loans we were instructed to randomly select from the Data File.

b.

For each Sample Loan, we compared or recomputed the attributes listed below in the Data File to or using the Source Documents and instructions provided by the Company, as applicable. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents, utilizing the instructions provided by the Company listed below, constituted an exception. The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Documents/ Instructions
ApplicationNum	Loan Agreement, Promissory Note, Company’s Asset System

LoanType	Loan Agreement, Promissory Note

TotalFinanceAmount	Loan Agreement, Promissory Note

Term	Loan Agreement, Promissory Note

Rate	Loan Agreement, Promissory Note

Payment	Loan Agreement, Promissory Note

FirstPaymentDate	Loan Agreement, Promissory Note

MaturedDate	Loan Agreement, Promissory Note, Company’s Asset System

Risk Grade	Company’s Asset System

DTI	Loan Agreement, Promissory Note, Company’s Asset System

UseOfFunds	Loan Agreement, Promissory Note, Company’s Asset System

GuarantorStateCode	Loan Agreement, Promissory Note

Income	Loan Agreement, Promissory Note, Company’s Asset System

FICO

Loan Agreement, Promissory Note, Company’s Asset System

For purposes of this procedure, in instances where there were two FICO scores in the Source Documents, the Company instructed us to recompute FICO as the average of the two scores rounded down to the nearest whole number.

Attribute	Source Documents/ Instructions
APR	Loan Agreement, Promissory Note, Company’s Asset System

YearsLicensed	Company’s Asset System

BusinessStructureType	Company’s Asset System

Industry	Company’s Asset System

Specialty	Loan Agreement, Promissory Note, Company’s Asset System

AcquisitionChannel	Company’s Asset System

DelinquencyStatus	Company’s Asset System

BorrowerBalance	Company’s Asset System

UCCAssignment	Company’s Asset System

Lockout	Loan Agreement, Promissory Note, Company’s Asset System

IsOrganic	Company’s Asset System

Deferral	Company’s Asset System

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies and information indicated in the Data File and Source Documents, and instructions provided by the Company, without verification or evaluation of such methodologies, information, and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information, or instructions provided by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Source Documents which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

April 16, 2021

Exhibit A

Sample Loan Number	Loan Application Number	Sample Loan Number	Loan Application Number	Sample Loan Number	Loan Application Number
1	724957	41	520115	81	749606
2	713677	42	732699	82	719706
3	524649	43	716370	83	737715
4	731686	44	573837	84	722229
5	723654	45	578522	85	733711
6	737569	46	514058	86	700640
7	727939	47	756637	87	511276
8	555245	48	742430	88	708832
9	518505	49	552223	89	703651
10	715222	50	738666	90	710359
11	515690	51	714000	91	707344
12	735763	52	753204	92	706057
13	446252	53	560755	93	710542
14	507283	54	542788	94	730802
15	727525	55	734163	95	707360
16	720250	56	718542	96	707875
17	731085	57	576925	97	738302
18	540624	58	504029	98	565181
19	729484	59	706960	99	728981
20	731896	60	700159	100	531786
21	714801	61	546498	101	746909
22	542384	62	747300	102	729681
23	736762	63	711334	103	561880
24	705041	64	729206	104	739655
25	716459	65	540772	105	711209
26	437306	66	715887	106	717900
27	527508	67	712926	107	457260
28	735031	68	730262	108	488880
29	710236	69	704382	109	556261
30	718588	70	736303	110	573163
31	528285	71	577277	111	732362
32	739488	72	481670	112	725299
33	701777	73	523395	113	733323
34	736277	74	738629	114	562486
35	734843	75	514011	115	751185
36	727243	76	715876	116	733855
37	526262	77	742858	117	526427
38	742114	78	725362	118	743751
39	730399	79	546782	119	744742
40	734069	80	455439	120	714697

A-1

Exhibit A

Sample Loan Number	Loan Application Number	Sample Loan Number	Loan Application Number
121	564128	161	550962
122	707489	162	562277
123	564687	163	277003
124	578961	164	484206
125	733292	165	347469
126	732932	166	292753
127	736721	167	534632
128	735242	168	546309
129	541809	169	560939
130	552789	170	387873
131	561749	171	513956
132	709848	172	571265
133	551686	173	535720
134	727840	174	494184
135	727589	175	360620
136	706065	176	565780
137	727493	177	563187
138	724407	178	574189
139	731567	179	568945
140	487751	180	516668
141	753074	181	531067
142	507434	182	565949
143	538336	183	569379
144	722447	184	494075
145	718913	185	491720
146	710824	186	568498
147	528702	187	429917
148	523198	188	301840
149	576924	189	516886
150	749887	190	427432
151	745206	191	550327
152	736809	192	558034
153	705292	193	568895
154	737728	194	495791
155	734651	195	472053
156	729239	196	520423
157	703122	197	427861
158	499496	198	529082
159	714942	199	555086
160	549968	200	510855

A-2